Investment	12 Months Ended
Dec. 31, 2013
Investment [Abstract]
INVESTMENT
7.	INVESTMENT

Investments consisted of the following:

Investee	12/31/2013	12/31/2012	12/31/2011
BBE Solutions SDN BHD	$113,971	$-	$-
	$113,971	$-	$-

On May 21, 2013, the Company, through its wholly owned subsidiary Giant Nova Holdings Limited, invested $100,000 in the acquisition of a 35% equity position in BBE Solutions SDN. BHD. (“BBE”). BBE is a private limited company incorporated under the laws of Malaysia. The Company did not record any goodwill when it acquired this equity position. The investment of $113,971 as of December 31, 2013 consisted of principal and accumulated post-acquisition investment income attributed to BBE's operating results. The breakdown of the principal and investment income is as follow:

Investment	BBE Solutions SDN. BHD.
Investment Cost	$100,000
2013 Investment income	13,971
$113,971